Subsequent Event	6 Months Ended
Jun. 30, 2026
Subsequent Event [Abstract]
Subsequent event

31. Subsequent event

On August 3, 2026, PicPay Bank has concluded 100% of the shares of Kovr Participações S.A. and quotas representing 53% of the corporate capital of Estrutural Corretora Assessoria e Consultoria de Seguros Ltda. (“Estrutural”), together with a call option over the remaining quotas of Estrutural. Therefore, the transaction has now been fully consummated by PicPay Bank, building upon the Company’s prior announcements regarding the transaction—including the approvals previously granted by the Administrative Council for Economic Defense (CADE), Brazil’s anti-trust regulator, the Superintendence of Private Insurance (SUSEP), Brazil’s insurance regulator, and the Central Bank of Brazil (Bacen). The transaction’s main objective is to expand the PicPay Group’s operations in the insurance, capitalization bonds, and pension segments, as well as to enable further development in the insurance brokerage segment, deepening the integration of these offerings into the Group’s ecosystem. Further details are disclosed in Note 2.

On July 31, 2026, the full amount of the loan in the value of R$ 869,516,000.00 (equivalent to USD 170,000,000.00 (one hundred and seventy million US dollars)) was drawn under the Uncommitted Loan Facility Agreement entered into on July 29, 2026, between PicPay Bank – Banco Múltiplo S.A. and Citibank, N.A., for the purpose of foreign trade financing and working capital. The transaction is supported by a personal guarantee provided by PicPay Instituição de Pagamento S/A. (Joinder and Guarantee Amendment), acting as joint and several guarantor and principal obligor, jointly and severally liable pursuant to Articles 275 et seq. of the Brazilian Civil Code, covering the totality of the borrower’s payment obligations, including principal, interest and other charges.

On August 6, 2026, PicPay Bank – Banco Múltiplo S.A. acquired, through Euroclear, debt securities (Notes) issued by Instituto de Crédito Oficial (ICO), a Spanish public business entity, under its Euro 30,000,000,000 Global Medium Term Note Programme, guaranteed by the Kingdom of Spain, with a total face value of BRL 1,500,000,000.00 (one billion five hundred million Brazilian Reais). The transaction comprises two series, both bearing a fixed interest rate of 11.97% per annum (Act/360 basis), maturing on February 7, 2028, with payment in USD.